Fair Values of Financial Instruments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Commitments to extend credit and letters of credit	$ 138.2	$ 128.2